SIGNIFICANT TRANSACTIONS - SPAC Merger (Narrative) (Details) $ / shares in Units, $ in Millions					3 Months Ended		9 Months Ended
	Aug. 14, 2025 USD ($) shares tradingDay $ / shares	Aug. 13, 2025 shares	Aug. 12, 2025 USD ($) $ / shares shares	Jul. 10, 2025 $ / shares shares	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($) $ / shares shares	Sep. 30, 2025 USD ($)	Dec. 31, 2025 $ / shares shares	Jul. 08, 2025 $ / shares
Disclosure of detailed information about business combination [line items]
Par value per share (in dollars per share) | $ / shares					$ 0.01		$ 0.01		$ 0.01
Issued shares (in shares)					231,863,624		231,863,624		230,863,624
Listing expense | $	$ 162				$ 0	$ 162	$ 0	$ 162
At amortized cost | Loan Note Payable - VEON Amsterdam B.V.
Disclosure of detailed information about business combination [line items]
Notional amount | $	$ 178
Ordinary shares
Disclosure of detailed information about business combination [line items]
Par value per share (in dollars per share) | $ / shares										$ 0.01
Cohen Circle | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	17,152,985
Issued shares (in shares)	17,152,985
Veon Holdings B.v.
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares)	206,942,440
Transaction costs | $	$ 8
Cohen Circle
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares)	23,163,338
Par value per share (in dollars per share) | $ / shares				$ 0.0001
Number of shares issued in transaction (in shares)				757,745
Shares redeemed (in shares)			5,847,015
Redemption price (in dollars per share) | $ / shares			$ 10.40
Redemption value | $			$ 61
Cohen Circle | Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares outstanding (in shares)	17,152,985
Issued shares (in shares)	17,152,985
Public Shareholders
Disclosure of detailed information about business combination [line items]
Shares exchanged (in shares)	17,152,985
Sponsor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	5,740,353	8,350,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)		2,609,647
Lock-up period	180 days
Lock-up period, stock price trigger (in dollars per share) | $ / shares	$ 13.50
Lock-up period, threshold trading days | tradingDay	20
Lock-up period, threshold consecutive trading days | tradingDay	30
Lock-up period, period for stock price trigger (in dollars per share)	90 days
Sponsor | Shares subject to Lock-Up period
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	3,971,515
Sponsor | Shares subject to vesting requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,323,838
Cantor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	270,000	270,000
Sponsor And Cantor
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,010,353
Sponsor vesting shares, Tranche 1
Disclosure of detailed information about business combination [line items]
Vesting requirements, stock price trigger (in dollars per share) | $ / shares	$ 15.00
Vesting requirements, threshold trading days | tradingDay	20
Vesting requirements, threshold consecutive trading days | tradingDay	30
Vesting requirements, vesting period	2 years
Sponsor vesting shares, Tranche 1 | Shares subject to vesting requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	661,919
Sponsor vesting shares, Tranche 2
Disclosure of detailed information about business combination [line items]
Vesting requirements, stock price trigger (in dollars per share) | $ / shares	$ 20.00
Vesting requirements, threshold trading days | tradingDay	20
Vesting requirements, threshold consecutive trading days | tradingDay	30
Vesting requirements, vesting period	5 years
Sponsor vesting shares, Tranche 2 | Shares subject to vesting requirements
Disclosure of detailed information about business combination [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	661,919
Cohen Circle Warrants
Disclosure of detailed information about business combination [line items]
Warrants issued and outstanding (in shares)	7,666,629
Kyivstar Group Warrants
Disclosure of detailed information about business combination [line items]
Warrants issued and outstanding (in shares)	7,666,629
Warrants, exercisable period	30 days
Warrants, expiration period	5 years
Warrants, exercisable stock price trigger (in dollars per share) | $ / shares	$ 18.00
Warrants, redemption price (in dollars per share) | $ / shares	$ 0.01
Warrants, written notice period for redemption	30 days
Warrants, redemption, threshold trading days | tradingDay	20
Warrants, redemption, threshold consecutive trading days | tradingDay	30